PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7— PROPERTY AND EQUIPMENT, NET

Property and equipment consist of Property and equipment purchased or capitalized by the Company and finance leases for 2020 and 2019.

7-1     Property and Equipment, net

Property and equipment consist of the following:

	2020	2019
Equipment	8,405	7,002
Furniture, fixture, and fittings and other	2,736	2,776
Total gross value	11,141	9,778
Less: accumulated depreciation and amortization	(8,142)	(6,644)
Total	3,000	3,134

Depreciation expense related to property and equipment amounted to €1,695 thousand, €1,511 thousand and €981 thousand for the years ended December 31, 2020, 2019 and 2018, respectively.

Assets leased to customers:

Capitalized costs on equipment leased to customers of €264 thousand and €342 thousand are included in property and equipment at December 31, 2020 and 2019, respectively. Accumulated amortization of these assets leased to third parties was €102 thousand and €95 thousand, at December 31, 2020 and 2019, respectively.

Depreciation expense on equipment leased to customer is included in total depreciation expense and amounted to €240 thousand, €23 thousand and €51 thousand, for the years ended December 31, 2020, 2019 and 2018, respectively.

7-2     Finance leases

Finance lease right-of-use assets in 2020 and previous years consist of the following:

	2020	2019
Equipment	359	713
Vehicles and IT equipment	1,196	1,582
Total gross value	1,554	2,295
Less: accumulated depreciation and amortization	850	1,360
Total	704	935

Depreciation expense related to finance lease right-of-use assets amounted to €401 thousand, €448 thousand and €386 for the years ended December 31, 2020, 2019, 2018, respectively.

The reduction to right-of-use assets resulting from reductions to finance lease obligations amounted €670 thousand  and €122 thousand for the years ended December 31, 2020 and 2019 respectively.